As filed with the Securities and Exchange Commission on October 10, 2001.

                                            1933 Act File No: 333-48822
                                                              ---------
                                            1940 Act File No: 811-08401
                                                              ---------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 485BPOS

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
         Pre-Effective Amendment No.                          [ ]
                                            ---------
         Post-Effective Amendment No.          2              [X]
                                            ---------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       15                               [X]
                           ---------

                            JNLNY Separate Account I
 -------------------------------------------------------------------------------
                           (Exact Name of Registrant)
               Jackson National Life Insurance Company of New York
 -------------------------------------------------------------------------------
                               (Name of Depositor)
                2900 Westchester Avenue, Purchase, New York 10577
 -------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
 -------------------------------------------------------------------------------

                                                 With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres.                        Joan Boros
         & Associate General Counsel             Jorden Burt
         Jackson National Life Insurance         1025 Thomas Jefferson St., N.W.
            Company of New York                  Washington, DC 20007
         1 Corporate Way
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b)
----
   X     on October 29, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

------ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                            JNLNY SEPARATE ACCOUNT I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         -------------------------------

Part A.  Information Required in a Prospectus    Prospectus

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Fee Table; Advertising;
                                                 Appendix A

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Contract
                                                 Enhancement; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Purchases

11.  Redemptions                                 Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement to the Prospectus, dated May 1, 2001 for the Perspective Fixed and Variable Annuity
(NY) the availability of six additional subaccounts of the Registrant and the corresponding underlying mutual funds. The Supplement also includes certain other changes made to the Prospectus since May 1, 2001. Accordingly, this Amendment does not otherwise delete, amend or supercede any prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                    SUPPLEMENT DATED OCTOBER 29, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2001
                                       FOR
             PERSPECTIVE FIXED AND VARIABLE ANNUITY(Registered) (NY)
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL small Cap Value Series
PIMCO/JNL Total Return Bond Series

The following should be added to the "Series Annual Expenses" table located on page 3:

AIM/JNL Large Cap Growth Series                             1.10%             .01%            0%             1.11%
AIM/JNL Small Cap Growth Series                             1.15%             .01%            0%             1.16%
AIM/JNL Value II Series                                     1.05%             .01%            0%             1.06%
Lazard/JNL Mid Cap Value Series                             1.07%             .05%            0%             1.12%
Lazard/JNL Small Cap Value Series                           1.15%             .03%            0%             1.18%
PIMCO/JNL Total Return Bond Series                           .80%             .01%+           0%              .81%

On page 3 the following should be added to the section entitled "Fee Table:"

COMMUTATION FEE(1): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

The following should be to the "Examples" located on page 5:


                                                                                        Time Periods
                                                                                   1        3         5        10
                                                                                  year    years    years     years
AIM/JNL Large Cap Growth Series                                         (a)      $ 30    $  92      $156    $ 329
                                                                        (b)       100      142       186      329
AIM/JNL Small Cap Growth Series                                         (a)        30       93       158      333
                                                                        (b)       100      143       188      333
AIM/JNL Value II Series                                                 (a)        29       90       154      324
                                                                        (b)        99      140       184      324
Lazard/JNL Mid Cap Value Series                                         (a)        30       92       156      329
                                                                        (b)       100      142       186      329
Lazard/JNL Small Cap Value Series                                       (a)        31       94       159      335
                                                                        (b)       101      144       189      335
PIMCO/JNL Total Return Bond Series                                      (a)        27       83       141      300
                                                                        (b)        97      133       171      300


On page 7 the first paragraph in the section entitled "The Company" should be deleted and replaced in its entirety with the following paragraph:

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is an indirect wholly-owned subsidiary of Prudential plc (London, England).

The following should be added to the list of mutual fund series under "Investment Division" on page 8:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PIMCO/JNL Total Return Bond Series

--------
1 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

The following should be added to the table of sub-advisers on page 9:

------------------------------------------------------- -----------------------------------------------------
SUB-ADVISER                                             SERIES
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
AIM Capital Management, Inc.                            AIM/JNL Large Cap Growth Series
                                                        AIM/JNL Small Cap Growth Series
                                                        AIM/JNL Value II Series
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Lazard Asset Management                                 Lazard/JNL Mid Cap Value Series
                                                        Lazard/JNL Small Cap Value Series
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Pacific Investment Management Company                   PIMCO/JNL Total Return Bond Series
------------------------------------------------------- -----------------------------------------------------


On page 9 the first paragraph should be deleted in its entirety and the following paragraph should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

On page 10 the following paragraph should be added to the section entitled "Contract Charges":

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:
     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


Page 11 of the prospectus should be deleted in their entirety and replaced with the following paragraphs:

o premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn),

o    earnings, and

o for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a withdrawal charge (not yet withdrawn), less earnings ("free withdrawal").

The contract enhancement will not be recaptured by Jackson National NY if you make a "free withdrawal."

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National NY treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National NY does not assess the withdrawal charge on any payments paid out as (1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code.

Jackson National NY may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National NY and a prospective purchaser. Jackson National NY may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National NY or any of its affiliates.

CONTRACT ENHANCEMENT CHARGE. During the first seven contract years, Jackson National NY deducts a contract enhancement charge which is equal, on an annual basis, to 0.425% of the daily net asset value of the contracts invested in an investment division. This charge will also be assessed against any amounts you have allocated to the guaranteed accounts, resulting in a credited interest rate of 0.425% less than the annual credited interest rate that would apply to the guaranteed account if the contract enhancement had not been elected (however, the interest rate net of the Contract Enhancement Charge will never go below 3%). This charge is only applied if the contract enhancement option is elected. See Contract Enhancements on pages 14-15.

RECAPTURE CHARGE. Jackson National NY will take back (recapture) the contract enhancement whenever a withdrawal of the corresponding premium is made (except if it is a free withdrawal), in the event of payments under an income option, or if you return the contract during the free-look period, in accordance with the following schedule:

Pages 15 of the prospectus should be deleted in their entirety and replaced with the following paragraphs:

Your contract value will reflect any gains or losses attributable to a contract enhancement described above. Contract enhancements, and any gains or losses attributable to a contract enhancement, distributed under your contract will be considered earnings under the contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the guaranteed accounts, the contract enhancement charge lowers the credited rate that would apply if the contract enhancement had not been elected. Therefore, your contract incurs charges on the entire amounts included in your contract, which includes premium payments made to the contract in the first seven years, the contract enhancement and the earnings, if any, on such amounts for the first seven contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if the contract did not include the enhancement. Accordingly, it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not elected the contract enhancement. Jackson National NY will recapture all or part of any contract enhancements if you make withdrawals in the first seven years. We expect to profit from certain charges assessed under the contract, including the withdrawal charge, the mortality and expense risk charge and the contract enhancement charge.

If you elect the contract enhancement and then make more than relatively small premium payments during contract years two through seven, you would likely have lower account values than if you had not elected the contract enhancement. If you make premium payments only in the first contract year, and do not make a withdrawal during the first seven years, however, it takes only a 1% or better rate of return for you to be better off having elected the contract enhancement. Thus, the contract enhancement is suitable only for those who expect to hold their contracts for at least seven years and who make substantially all of their premium payments in the first contract year or after the seventh contract year.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National NY has procedures, which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue, at any time and without notice, the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or

o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax;

On page 17 in the section entitled "Income Options", the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

          OPTION 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

          OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


On page 18 the paragraph before the section entitled "Death of Owner On or After the Income Date" should be deleted and replaced in its entirety with the following paragraph:

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an investment division will be subject to investment risk. The investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

o    single lump sum payment; or

o    payment of entire death benefit within 5 years of the date of death; or

o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


On page 18 under the section entitled "Death Benefit," the following paragraphs should be added:

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

On page 19, the  second  paragraph  under the  section  entitled  "Non-Qualified
Contracts - Withdrawals and Income Payments" should be deleted and replaced in its entirety with the following paragraph:

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 591/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually

(or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.


On page 19, the paragraph under the section entitled "Withdrawals-Tax-Sheltered Annuities" should be deleted and replaced in its entirety with the following paragraph:

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 591/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

On page 19, the paragraph under the section entitled "Withdrawals-Roth IRAs" should be deleted and replaced in its entirety with the following paragraph:

Subject  to certain  limitations,  individuals  may also  purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

On page 20 the following paragraphs should be added under the Section entitled "Other Information":

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


EARNINGS SWEEP. You can choose to move from the source accounts either a dollar amount, percentage or the earnings (only applicable from the 1-year Guaranteed Fixed Account Option and the Money Market sub-account).

(To be used with NV3174CE 05/01.)

 PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Condensed Financial Information

         (2)Financial statements and schedules included in Part B:

              JNLNY Separate Account I

                  Report of Independent Accountants at December 31, 2000 Statement of Assets and Liabilities at December 31, 2000 Statement of Operations at December 31, 2000 Statements of Changes in Net Assets for the period at
                     December 31, 2000
                  Schedule  of   Investments  at  December  31,  2000
                  Notes  to Financial Statements

              Jackson  National  Life  Insurance  Company of New York

                  Report of Independent Accountants at December 31, 2000 Balance Sheet for the years ended December 31, 2000 and 1999 Income Statement for the years ended December 31, 2000, 1999 and 1998
                  Statement of Stockholder's Equity and Comprehensive Income for
                     the years ended December 31, 2000, 1999 and 1998
                  Statement of Cash Flows for the years ended December 31, 2000,
                     1999 and 1998 Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.               Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos.333-37175 and 811-08401).

2.      Not Applicable

3.      General  Distributor  Agreement  dated  September 19,
        1997,   incorporated  by  reference  to  Registrant's
        Registration  Statement filed via EDGAR on October 3,
        1997 (File Nos. 333-37175 and 811-08401).

3.b. General Distributor Agreement, incorporated by reference to Registrant's Registration Statement filed via EDGAR on March 13, 2001,
        (File Nos. 333-48822 and 811-08401).

4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999 (File Nos. 333-37175 and 811-08401).

4.b. Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999 (File Nos. 333-37175 and 811-08401).

4.c.    Form    of    Contract    Enhancement    Endorsement,
        incorporated   by  reference   to  the   Registrant's
        Registration  Statement  filed on  October  27,  2000
        (333-48822 and 811-08401)

4.d.    Form of the  Perspective  Fixed and Variable  Annuity
        Contract, attached hereto.

4.e.    Form of Spousal Continuation Endorsement,attached hereto.

5. Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on February 13, 1998 (File Nos. 333-37175 and 811-08401).

5.a.    Form of the  Perspective  Fixed and Variable  Annuity
        Application, attached hereto.

6.a.    Declaration and Charter of Depositor, incorporated by
        reference  to  Registrant's   Registration  Statement
        filed  via  EDGAR  on  October  3,  1997  (File  Nos.
        333-37175 and 811-08401).

  b.    Bylaws of  Depositor,  incorporated  by  reference to
        Registrant's  Registration  Statement filed via EDGAR
        on  October  3,  1997   (File  Nos.   333-37175   and
        811-08401).

7.      Not Applicable

8.      Not Applicable

9.      Opinion  and  Consent  of  Counsel,  attached hereto.

10.a. Consent of Independent Accountants (KPMG, LLP), incorporated by reference to Registrant's Post-Effective Amendment Number 1 filed on April 20, 2001.

   b. Consent of Independent Accountants (PricwaterhouseCoopers, LLP), incorporated by reference to Registrant's Post-Effective Amendment Number 1 filed on April 20, 2001.

11.     Not Applicable

12.     Not Applicable

13. Schedule of Computation of Performance Information, incorporated by reference to Registrant's Registration Statement filed via EDGAR on March 13, 2001, (File Nos. 333-48822 and 811-08401).

14.     Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor
         ----------------                   ---------------------------

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Seth E. Friedman                   Chief Administrative Officer
         2900 Westchester Avenue            & Director
         Suite 305
         Purchase, New York 10577

         Jim Golembiewski                   Vice President, Senior Counsel
         1 Corporate Way                    Assistant Secretary and Director
         Lansing, MI  48951

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director
         Suite 301                          and Director
         Richmond, VA 23235

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Director and Chairman of the Board

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    Secretary, General Counsel &
         Lansing, MI 48951                  Director

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way
         Lansing, MI 48951

         Richard Ash                        Appointed Actuary and
         1 Corporate Way                    Vice President - Actuarial
         Lansing, MI 48951

         J. George Napoles                  Senior Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Brad Powell                        President IMG
         1 Corporate Way
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         Marianne Clone                     Vice President - Customer Service
         1 Corporate Way
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Model
         1 Corporate Way                    Office
         Lansing, MI 48951

         Lisa C. Drake                      Vice President &
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Joseph D. Emanuel                  Vice President, Associate
         1 Corporate Way                    General Counsel and Assistant
         Lansing, MI 48951                  Secretary

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James Garrison                     Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Steve Hrapkiewisicz                Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Financial
         225 West Wacker Drive              Reporting
         Suite 1200
         Chicago, IL  60606

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, MI 48951

         Connie J. Van Doorn                Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

         James P. Binder, CPA               Assistant Vice President -
         1 Corporate Way                    Internal Audit
         Lansing, Michigan 48951

         Joseph Mark Clark                  Assistant Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, Michigan 48951

         Scott Coomes                       Assistant Vice President -
         401 Wilshire Boulevard             Illustrations
         Suite 1200
         Santa Monica, CA 90401

         Patrick W. Garcy                   Assistant Vice President
         1 Corporate Way                    and Associate General Counsel
         Lansing, Michigan 48951

         Larry D. Gardner                   Assistant Vice President -
         1 Corporate Way                    Compliance
         Lansing, Michigan 48951

         John A. Gorgenson                  Assistant Vice President -
         1 Corporate Way                    Compensation and Benefits
         Lansing, Michigan 48951

         Thomas J. Hruska, FSA, MAAA        Assistant Vice President -
         1 Corporate Way                    Operations Management
         Lansing, Michigan 48951

         Roger G. Hutchinson                Assistant Vice President -
         1 Corporate Way                    Investment Accounting
         Lansing, Michigan 48951

         Mary K. Kator                      Assistant Vice President
         1 Corporate Way                    and Associate General Counsel
         Lansing, Michigan 48951

         Andre Michaud, M.D.                Assistant Vice President -
         1 Corporate Way                    Medical Director
         Lansing, Michigan 48951

         Russell E. Peck                    Assistant Vice President -
         1 Corporate Way                    Financial Operation
         Lansing, Michigan 48951

         Michael Rodocker                   Assistant Vice President -
         1 Corporate Way                    Corporate Finance
         Lansing, Michigan 48951

         Chris Shiemke                      Assistant Vice President -
         1 Corporate Way                    Actuarial
         Lansing, Michigan 48951

         David I. Slater                    Assistant Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Gary L. Stone                      Assistant Vice President -
         1 Corporate Way                    Human Resources
         Lansing, Michigan 48951

         Maureen McFadden-Cunningham        Assistant Vice President -
         8055 E. Tufts Avenue               Client Services
         Suite 200
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management LLC                      National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

First Dakota,     North Dakota      100% IFC Holdings,  Insurance Agency
Inc.                                Inc.

First Dakota      Montana           100% IFC Holdings,  Insurance Agency
of Montana, Inc.                    Inc.

First Dakota      Texas             100% IFC Holdings,  Insurance Agency
of Texas, Inc.                      Inc.

First Dakota      New Mexico        100% IFC Holdings,  Insurance Agency
of New Mexico,                      Inc.
Inc.

First Dakota      Wyoming           100% IFC Holdings,  Insurance Agency
of Wyoming, Inc.                    Inc.

First Federal     California        100% JNL            Marketing
Service                             Thrift              Agency
Corporation                         Holdings, Inc.

Hi-Fed Insurance  California        100% Jackson
Agency                              Federal

IFC Holdings,     Delaware          99% National        Holding Company
Holdings, Inc.                      Planning Holdings
                                    Inc.

INVEST Financial  Delaware          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Delaware

INVEST Financial  Alabama           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Alabama

INVEST Financial  Connecticut       100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Connecticut

INVEST Financial  Georgia           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Georgia

INVEST Financial  Illinois          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Illinois

INVEST Financial  Maryland          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Maryland

INVEST Financial  Massachusetts     100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Massachusetts

INVEST Financial  Mississippi       100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, P.A.
of Mississippi

INVEST Financial  Montana           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Montana

INVEST Financial  Nevada            100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Nevada

INVEST Financial  New Mexico        100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of New Mexico

INVEST Financial  Ohio              100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Ohio

INVEST Financial  Oklahoma          100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Oklahoma

INVEST Financial  South Carolina    100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of South Carolina

INVEST Financial  Wyoming           100% IFC Holdings,  Insurance Agency
Corporation                         Inc.
Insurance
Agency, Inc.
of Wyoming

Investment
Centers of
America           North Dakota      100% IFC Holdings,  Broker Dealer
                                    Inc.

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Investors     Massachusetts     Common Law          Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

National          Alabama           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Florida           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Georgia           100% National       Insurance Agency
Planning                            Planning
Agency, Inc.                        Corporation

National          Idaho             100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Massachusetts     100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Montana           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National                            100% National       Insurance Agency
Planning                            Planning
Corporation                         Corporation
Insurance
Agency, Inc.
of Nevada

National          Oklahoma          100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

National          Wyoming           100% National       Insurance Agency
Planning                            Planning
Insurance                           Corporation
Agency, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

SII Ohio          Ohio              100% SII            Insurance Agency
Insurance                           Investments, Inc.
Agency, Inc.

SII               Massachusetts     100% SII            Insurance Agency
Insurance                           Investments, Inc.
Agency, Inc.

SII               Wisconsin         100% SII            Insurance Agency
Insurance                           Investments, Inc.
Agency, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27. Number of Contract Owners as of July 30, 2001.

                  Qualified: 101
                  Non-qualified: 140

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a)  Jackson   National  Life   Distributors,   Inc.  acts  as  general
distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI and the JNLNY Separate Account II.

         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Divisional Director
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Steve Goldberg                     Assistant Vice President -
         401 Wilshire Boulevard             Annuity Support Unit
         Suite 1200
         Santa Monica, CA 90401

         Marlon G. Ignacio                  Assistant Vice President -
         401 Wilshire Boulevard             Technology Solutions
         Suite 1200
         Santa Monica, CA 90401

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Kurt Lemke                         Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Cheryl Munn                        Assistant Vice President -
         401 Wilshire Boulevard             Marketing - IMG Products
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Blvd.                 Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Assistant Vice President -
         401 Wilshire Boulevard             Information Technology
         Suite 1200
         Santa Monica, CA 90401

         Chad Taylor                        Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Kristina M. Zimmerman              Assistant Vice President -
         401 Wilshire Boulevard             Advanced Markets
         Suite 1200
         Santa Monica, CA 90401


         (c)

                 New               Compensation
                 Underwriting          on
Name of          Discounts         Redemption
Principal        and                   or          Brokerage
Underwriter      Commissions      Annuitization   Commissions     Compensation
-----------      -----------      -------------   -----------     ------------

Jackson
National
Life             Not              Not             Not             Not
Distributors,    Applicable       Applicable      Applicable      Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan  48951

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 10th day of October, 2001.

                  JNLNY Separate Account I
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Clark P. Manning, President and                               Date
Chief Executive Officer


/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director


/s/ Thomas J. Meyer                        *                  October 10, 2001
---------------------------------------------                 ------------------
Seth E. Friedman                                              Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
---------------------------------------------                 ------------------
Jay A. Elliott, Senior Vice President                         Date
and Director


/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
James G. Golembiewski                                         Date
Director

/s/ Thomas J. Meyer                                           October 10, 2001
--------------------------------------------                  ------------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Donald B. Henderson, Jr.                                      Date
Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Henry J. Jacoby                                               Date
Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
David C. Porteous                                             Date
Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Donald T. DeCarlo                                             Date
Director








* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 13th day of September, 2001.

/s/ Andrew B. Hopping
------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Clark P. Manning
------------------------------------------
Clark P. Manning
President and Chief Executive Officer

/s/ Seth E. Friedman
------------------------------------------
Seth E. Friedman
Chief Administrative Officer and Director

/s/ Jay A. Elliott
------------------------------------------
Jay A. Elliott
Senior Vice President and Director

JNLNY
September 13, 2001
Power of Attorney


/s/ James G. Golembiewski
------------------------------------------
James G. Golembiewski
Director

/s/ Thomas J. Meyer
------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
------------------------------------------
Donald B. Henderson, Jr.
Director

/s/ Henry J. Jacoby
------------------------------------------
Henry J. Jacoby
Director

/s/ David L. Porteous
------------------------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
------------------------------------------
Donald T. DeCarlo
Director

                                  EXHIBIT LIST
Exhibit
No.      Description

4.d. Form of the Perspective Fixed and Variable Annuity Contract, attached hereto as EX-99.4d.

e. Form of Spousal Continuation Endorsement, attached hereto as EX-99.4e.

5.a. Form of the Perspective Fixed and Variable Annuity Application, attached hereto as EX-99.5a.

9.       Opinion and Consent of Counsel, attached hereto as EX-99.9.